Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Share Capital	Share Capital
(a)     Options
A continuity of the issued and outstanding options is as follows:

	Year Ended December 31,
	2025		2024
	Number of Stock Options	Weighted Average Exercise Price (CAD)	Number of Stock Options	Weighted Average Exercise Price (CAD)
Outstanding stock options, beginning of year	1,734,607	$19.07	1,886,325	$19.03
Issued	290,782	33.84	473,365	21.00
Exercised	(541,413)	18.60	(551,818)	20.57
Forfeited	(143,413)	19.53	(73,265)	19.13
Outstanding stock options, end of year	1,340,563	$22.41	1,734,607	$19.07
The weighted average share price on the date of exercise for options exercised during the year ended December 31, 2025 was CAD$29.49 (year ended December 31, 2024 - CAD$29.45).
As at December 31, 2025, the following stock options were outstanding:

Weighted Average Exercise Prices	Number of Stock Options	Vested and Exercisable Number of Stock Options	Weighted Average Remaining Life in Years
$10.01 to $20.00 CAD	650,755	503,992	2.43
$20.01 to $30.00 CAD	412,064	134,097	3.92
30.01 to 34.58 CAD	277,744	19,464	4.94
$22.41 CAD ($16.35 USD)	1,340,563	657,553	3.41
The fair value of options granted was determined using the Black-Scholes option pricing model. The weighted average inputs used in the measurement of fair values at grant date of the options are the following:

	Year Ended December 31,
	2025	2024
Expected term (years)	3.4	3.4
Forfeiture rate	2%	—%
Volatility	50%	51%
Dividend yield	—%	—%
Risk-free interest rate	2.69%	2.90%
Weighted-average fair value per option	$9.48	$5.90
(b)     Performance Share Unit Plan

The Company has a performance share unit ("PSU") plan pursuant to which the Compensation Committee may grant PSUs to Eligible Persons of the Company or its subsidiaries. Each PSU entitles the holder thereof to receive one common share, its equivalent cash value, or a combination of both, on the redemption date at the discretion of the Compensation Committee.
The continuity of PSUs issued and outstanding is as follows:

	Year Ended December 31,
	2025	2024
Outstanding balance, beginning of year	1,014,505	967,921
Issued	197,786	357,792
Settled	(201,640)	(249,694)
Forfeited	(130,948)	(61,514)
Outstanding balance, end of year	879,703	1,014,505
These PSUs will vest three years from the date of grant and the number of PSUs that will vest may range from 0% to 200% of the number granted, subject to the satisfaction of certain market and non-market performance conditions. Each vested PSU entitles the holder thereof to receive on or about the applicable date of vesting of such share unit (i) one common share; (ii) a cash amount equal to the fair market value of one common share as at the applicable date of vesting; or (iii) a combination of (i) and (ii), as determined by the Compensation Committee in its sole discretion. The Company has elected to settle its PSUs using a combination of cash and common shares in the past. As such, based on its history of past settlements, PSUs are classified as liabilities.

For PSUs with non-market performance conditions, the fair value of the share units granted was initially recognized at the fair value using the share price at the date of grant, and subsequently remeasured at fair value on each balance sheet date. For PSUs with market performance conditions, the fair value was determined using a Geometric Brownian Motion model. As at December 31, 2025, the fair value of the PSU liability was $16.0 million (December 31, 2024 - $6.6 million) of which $10.5 million (December 31, 2024 - $4.1 million) was recognized in accounts payable and accrued liabilities and the remainder in other non-current liabilities.
(c) Deferred Share Unit Plan

The Deferred Share Unit ("DSU") plan was established by the Board as a component of compensation for the Company's independent directors. Pursuant to the DSU Plan, DSUs may only be settled by way of cash payment. A participant is not entitled to payment in respect of the DSUs until his or her death, retirement or removal from the Board.  The settlement amount of each DSU is based on the fair market value of a common share on the DSU redemption date multiplied by the number of DSUs being redeemed.
The continuity of DSUs issued and outstanding is as follows:

	Year ended December 31,
	2025	2024
Outstanding balance, beginning of year	325,111	307,312
Issued	44,570	67,006
Settled	(12,882)	(49,207)
Outstanding balance, end of year	356,799	325,111

At December 31, 2025, DSU liabilities had a fair value of $10.1 million (December 31, 2024 - $4.4 million) which has been recognized in accounts payable and accrued liabilities.
(d) Restricted Share Unit Plan

The Company has a restricted share unit ("RSU") plan pursuant to which the Compensation Committee may grant share units to Eligible Persons of the Company or its subsidiaries. The fair value of these restricted share units is determined on the date of grant using the market price of the Company’s shares. Each RSU entitles the holder thereof to receive one common share, its equivalent cash value, or a combination of both, on the redemption date at the discretion of the Compensation Committee. The RSUs are equity classified based on the history of past settlements.
The continuity of RSUs issued and outstanding is as follows:

	Year ended December 31,
	2025	2024
Outstanding balance, beginning of year	328,180	340,570
Issued	108,500	163,904
Settled	(149,029)	(162,996)
Forfeited	(16,765)	(13,298)
Outstanding balance, end of year	270,886	328,180
(e)     Share-based compensation

	Year ended December 31,
	2025	2024
Stock options	$2,405	$2,739
Performance share unit plan	13,690	3,605
Deferred share unit plan	5,698	1,086
Restricted share unit plan	2,787	2,553
Share-based compensation(1)	$24,580	$9,983
For the year ended December 31, 2025, the Company recorded $4.7 million (year ended December 31, 2024 - $5.3 million) of share-based compensation in contributed surplus, and the remaining share-based compensation was recorded in liabilities.
(f)     Net Income (Loss) per Share

	Year ended December 31,
	2025	2024
Weighted average number of common shares outstanding	103,683,274	103,106,305
Dilutive effects of:
Stock options	178,109	—
Share units	270,886	—
Weighted average number of diluted common shares outstanding(1)	104,132,269	103,106,305

Net income (loss) attributable to owners of the Company	$263,723	$(68,475)
Basic net income (loss) per share	$2.54	$(0.66)
Diluted net income (loss) per share	$2.53	$(0.66)
Weighted average number of diluted common shares outstanding for the year ended December 31, 2025 excluded 669,855 (year ended December 31, 2024 - 1,734,607) stock options and nil share units (year ended December 31, 2024 - 328,180) that were anti-dilutive.